SHARE BASED PAYMENTS - Schedule of Stock Option Activities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding, Beginning	6,540,000	6,540,000
Granted	0	0	0	0
Exercised	0	0
Forfeited	0
Expired	6,155,032	0
Outstanding, Ending	384,968	6,540,000	6,540,000
Weighted average exercise price per option
Outstanding, Beginning	$ 0.44	$ 0.44
Granted	0
Exercised	0	0
Forfeited	0	0
Expired	0.44	0
Outstanding, Ending	0.24	0.44	$ 0.44
Weighted average grant-date fair value
Outstanding, Beginning	0.35	0.35
Granted	0
Exercised	0	0
Forfeited	0
Expired	0.35	0
Outstanding, Ending	$ 0.35	$ 0.35	$ 0.35
Weighted average remaining contractual terms
Outstanding	1 year 6 months	6 months 10 days	1 year 6 months 10 days
Aggregate intrinsic value
Outstanding	$ 0	$ 0	$ 0